Income tax recovery and deferred tax assets and liabilities (Details) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income tax recovery and deferred tax assets and liabilities
Non-capital loss carry-forwards	$ 46,462,417	$ 25,284,214	$ 11,436,565
Plant and equipment	440,214	330,963	141,271
Share issue costs	4,869,721	4,969,038	1,983,154
SR&ED expenditures	3,150,863	2,331,495	1,397,672
ROU assets	(1,396,674)		0
Lease liabilities	1,463,675		0
Other	(350,473)	(411,487)	(558,000)
Total	54,639,743	32,504,223	14,400,662
Deferred tax assets not recognized	(54,798,464)	(33,059,017)	(14,955,454)
Deferred tax liability	(158,721)	(554,794)	(554,794)
Deferred tax liability (tax effected at 27%)	$ (42,855)	$ (149,794)	$ (149,794)